Note 13 - Fair Value of Financial Instruments (Detail) - Quantitative information about Level 3 fair value measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Construction Other Real Estate Owned [Member]
Commercial real estate:
Range	15.00%
Minimum [Member] | Commercial Other Real Estate Owned [Member]
Commercial real estate:
Range	15.00%
Construction Other Real Estate Owned [Member]
Commercial real estate:
Fair Value (in Dollars)	1,562
Valuation Technique(s)	Sales approach
Unobservable Input(s)	Adjustment to comparables
Range	15.00%
Commercial Other Real Estate Owned [Member]
Commercial real estate:
Fair Value (in Dollars)	1,055
Valuation Technique(s)	Sales approach
Unobservable Input(s)	Adjustment to comparables
Range	15.00%